Vessels under Construction Vessels Under Construction Narrative (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Vessel Under Construction [Abstract]
Number of vessels owned	46
Vessels under construction [Abstract]
Construction in Progress, Gross	$ 0	$ 180,000